Derivative Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
The Promissory Note contains the Mandatory Prepayment that is intermingled with other options pursuant to the Transaction, as exercising the Mandatory Prepayment effectively terminates the other options. Although the Exchange Right and Redemption Right exist at the Affiliate level, the Affiliate is unable to issue the common shares of the Company upon exercise of one or all of the rights by either party. As a result, such options, in essence, were deemed to be written by the Company and are treated as a single combined financial derivative instrument for valuation purposes in accordance with IFRS 9. The option pricing model for the derivative uses market-based inputs, including the spot price of the underlying equity, implied volatility of the equity and USD/CAD foreign exchange rates, risk-free rates from the U.S. dollar swap curves and dividend yields related to the underlying equity. The valuation of the derivative assumes a 9.75-year expected life of the investment horizon of the unitholders. Quantitative information about fair value measurements (Level 2) using significant observable inputs other than quoted prices included in Level 1 is as follows:

Due to Affiliate	December 31, 2021	December 31, 2020
Risk-free rate (1)	1.25%	0.40%
Implied volatility (2)	25.32%	31.78%
Dividend yield (3)	1.52%	2.45%
(1) Risk-free rates were from the U.S. dollar swap curves matching the expected maturity of the Due to Affiliate.
(2) Implied volatility was computed from the trading volatility of the Company's stock over a comparable term to maturity and the volatility of USD/CAD exchange rates.
(3) Dividend yields were from the forecast dividend yields matching the expected maturity of the Due to Affiliate.

The Company also has other types of derivative financial instruments that consist of interest rate caps on the Company’s floating-rate debt and are classified and measured at FVTPL. Interest rate caps are valued using model calibration. Inputs to the valuation model are determined from observable market data wherever possible, including market volatility and interest rates.

The values attributed to the derivative financial instruments are shown below:

	Conversion/redemption options(1))	Exchange/prepayment options	Interest rate caps	Total
(in thousands of U.S. dollars)

For the year ended December 31, 2021
Derivative financial assets (liabilities), beginning of year	$841	$(45,494)	$—	$(44,653)
Derivative financial instruments converted into common shares of the Company	34,398	—	—	34,398
Addition of interest rate caps	—	—	490	490
Fair value loss	(35,239)	(184,811)	(127)	(220,177)
Derivative financial instruments - end of year(2)	$—	$(230,305)	$363	$(229,942)

For the year ended December 31, 2020
Derivative financial (liabilities) assets, beginning of year	$(657)	$—	$28	$(629)
Addition of derivative financial liability in connection with Due to Affiliate	—	(37,613)	—	(37,613)
Addition of interest rate caps	—	—	11	11
Fair value gain (loss)	1,498	(7,881)	(39)	(6,422)
Derivative financial instruments - end of year(3)	$841	$(45,494)	$—	$(44,653)
(1) As at December 31, 2020, the conversion and redemption components of the 2022 convertible debentures were valued using a binomial pricing model and then the valued amount was calibrated to the traded price of the underlying debentures. The valuation model used market-based inputs, including the spot price of the underlying equity, implied volatility of the equity and USD/CAD foreign exchange rates of 30.69%, risk-free rate from the U.S. dollar swap curves of 0.21%, and dividend yield related to the equity of 2.45%.
(2) As at December 31, 2021, the interest rate caps are presented as an asset of $363 and the exchange and prepayment features related to Due to Affiliate are presented as a liability of $230,305.
(3) As at December 31, 2020, the conversion and redemption options of the 2022 convertible debentures were presented as an asset of $841 and the exchange and prepayment features related to Due to Affiliate were presented as a liability of $45,494.
For the year ended December 31, 2021, there was a fair value loss on the embedded derivatives on the 2022 convertible debentures of $35,239 (2020 - fair value gain of $1,498) and on the Due to Affiliate of $184,811 (2020 - fair value loss of $7,881). The fair value loss on the derivatives was primarily driven by an increase in Tricon's share price, on a USD-converted basis, which served to increase the probability of conversion of debentures and exchange of the preferred units of Tricon PIPE LLC into Tricon common shares.